Document and Entity Information Document (USD $)	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	FMC CORPORATION
Entity Central Index Key	0000037785
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Document Type	8-K
Document Period End Date	Dec. 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity Common Stock, Shares Outstanding	137,670,378
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Public Float		$ 7,283,772,883